Debt Schedule of Long-Term Debt Repayments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 848,054		$ 155,163		$ 275,796
Secured Debt [Member] | 2011 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	7,500		0		0
Secured Debt [Member] | 2007 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	406,950		155,163		166,545
Secured Debt [Member] | Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	624,450		155,163		166,545
Line of Credit [Member] | Secured Debt [Member] | 2011 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	40,000		0		0
Line of Credit [Member] | Secured Debt [Member] | 2007 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 170,000	[1]	$ 0	[1]	$ 0	[1]

[1]	(1) See repayment of the convertible senior subordinated notes below